Shareholder Report Holdings in Thousands	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Nicholas Crypto Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Crypto Income ETF
Class Name	Nicholas Crypto Income ETF
Trading Symbol	BLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nicholas Crypto Income ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/blox/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Crypto Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/blox/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Crypto Income ETF	$119	0.99%

The Fund commenced operations on June 16, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 16, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent weekly dividends. The Fund returned a total return since inception of 41.29% compared to 13.85% for the S&P 500® Index.

The main driver of the returns was the performance of the underlying equity positions along with the put spread strategy that generated income and allowed for uncapped upside participation.

What Factors Influenced Performance?

The main factors influencing performance can be attributed to a bullish environment for crypto and positive momentum in the underlying equity positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Periods Periods Ended October 31, 2025:	Since Inception 6/16/2025
Nicholas Crypto Income ETF - at NAV	41.29%
S&P 500® Total Return Index	13.85%

Performance Inception Date	Jun. 16, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.nicholasx.com/blox/ for more recent performance information.
Net Assets	$ 199,154,000
Holdings Count | Holdings	71
Advisory Fees Paid, Amount	$ 205,178
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (thousands)	$199,154
Number of Holdings	71
Total Advisory Fee	$205,178
Portfolio Turnover Rate	100%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 4.03%	22.6
VanEck Bitcoin ETF	14.9
Hut 8 Corp.	6.5
IREN Ltd.	6.4
Robinhood Markets, Inc. - Class A	6.2
Galaxy Digital, Inc. - Class A	6.1
Riot Platforms, Inc.	5.7
Cipher Mining, Inc.	4.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.5
NVIDIA Corp.	4.4

Nicholas Fixed Income Alternative ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Fixed Income Alternative ETF
Class Name	Nicholas Fixed Income Alternative ETF
Trading Symbol	FIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/fiax/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent monthly dividends. The Fund returned an annualized total return of 1.43% compared to the annualized total return of 6.16% of the U.S. Aggregate Bond Index.

The main driver of the returns were the short duration treasury holdings, and debit spreads that capture premium from a combination of dividends and growth of underlying assets.

What Factors Influenced Performance?

The main factors influencing performance can be attributed to higher volatility during the first quarter of 2025 for many of the long exposure positions in the fund. The duration of options expirations adversely impacted the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception 11/29/2022
Nicholas Fixed Income Alternative ETF - at NAV	1.43%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.68%

Performance Inception Date	Nov. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.nicholasx.com/fiax/ for more recent performance information.
Net Assets	$ 154,773,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1,510,730
Investment Company, Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (thousands)	$154,773
Number of Holdings	15
Total Advisory Fee	$1,510,730
Portfolio Turnover Rate	157%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
United States Treasury Notes/Bonds	58.9
United States Treasury Bills	38.8
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,300.00	1.0
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $56.00	0.8
ProShares Short S&P500, Expiration: 11/21/2025; Exercise Price: $39.00	0.4
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $80.00	-0.3
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,500.00	-0.2
First American Government Obligations Fund - Class X, 4.03%	0.2
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $75.00	0.0*
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $66.00	-0.0^
*	Less than 0.05% of net assets
^	Less than -0.05% of net assets

Nicholas Global Equity and Income ETF
Shareholder Report [Line Items]
Fund Name	Nicholas Global Equity and Income ETF
Class Name	Nicholas Global Equity and Income ETF
Trading Symbol	GIAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 563-6900
Additional Information Website	www.nicholasx.com/giax/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$99	0.91%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive annualized total return of 16.20% compared to 21.45% for the S&P 500® Index.

The main driver of returns was rising share prices of global securities and index credit spreads on the Russell 2000, Nasdaq and S&P Indices which generated consistent income.

What Factors Influenced Performance?

A strong environment for equity markets and corporate earnings fueled by interest rate cuts influenced the exposure to global equities to generate positive returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception 07/29/2024
Nicholas Global Equity and Income ETF - at NAV	16.20%	14.54%
S&P 500® Total Return Index	21.45%	21.14%

Performance Inception Date	Jul. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit www.nicholasx.com/giax/ for more recent performance information.
Net Assets	$ 74,944,000
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 501,015
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (thousands)	$74,944
Number of Holdings	27
Total Advisory Fee	$501,015
Portfolio Turnover Rate	85%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Vanguard Information Technology ETF	17.1
Vanguard Mid-Cap Growth ETF	11.9
Vanguard S&P 500 ETF	10.0
Vanguard Dividend Appreciation ETF	7.8
Vanguard Small-Cap ETF	5.1
Freedom 100 Emerging Markets ETF	4.8
Global X Defense Tech ETF	4.3
NVIDIA Corp.	4.2
Palantir Technologies, Inc. - Class A	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.1

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective the week beginning November 24, 2025, the Fund's distribution frequency was updated from monthly to weekly.

Effective February 28, 2025:

The Fund's equity exposures under its "Global Equity Component" may include investments in the equity securities of individual companies.

The Fund may implement its "Index Call Spreads Component" with respect to individual equity securities, in addition to indices.